ACQUISITIONS - Pro Forma (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended								12 Months Ended
	Oct. 03, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues				$ 102,986	$ 84,784	$ 85,984	$ 79,381	$ 85,599	$ 77,353	$ 71,847	$ 62,014	$ 353,135	$ 296,813	$ 174,423
Net (loss) income												(14,734)	52,837	42,997
Pro forma total revenues												353,135	308,964	256,637
Pro forma net (loss) income												$ (14,508)	$ 46,904	$ 38,639
Limited partners, Common
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma EPU, basic and diluted (in dollars per share)												$ (0.30)	$ 0.78	$ 0.28
Subordinated units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro forma EPU, basic and diluted (in dollars per share)												$ (0.30)	$ 0.78	$ 0.28
Red Rock Gathering Company, LLC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Incremental borrowings on revolving credit facility												$ 100,000	$ 100,000	$ 100,000
Common unit issuance												5,300,000	5,300,000	5,300,000
Bison Midstream and Mountaineer Midstream
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Incremental borrowings on revolving credit facility													$ 310,000	$ 310,000
Common unit issuance												4,661,547	4,661,547	4,661,547
Polar Midstream and Epping
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues												$ 22,449	$ 3,893
Net (loss) income												6,430	(467)
Red Rock Gathering Company, LLC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues												11,313	50,114	$ 8,924
Net (loss) income												2,828	9,668	1,271
Red Rock Gathering Company, LLC | Red Rock Gathering Company, LLC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues												73,266	50,114	8,924
Net (loss) income												27,447	9,668	1,271
Bison Midstream and Mountaineer Midstream | Bison Midstream and Mountaineer Midstream
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues													60,323
Net (loss) income													(457)
Acquisition-related Costs | Red Rock Gathering Company, LLC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Nonrecurring transaction cost												$ 700		$ 1,600
Acquisition-related Costs | Bison Midstream and Mountaineer Midstream
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Nonrecurring transaction cost													$ 2,500
General partner
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
General partner interest (as a percent)	2.00%	2.00%	2.00%									2.00%	2.00%	2.00%
Net (loss) income												$ 3,125	$ 1,035	$ 352